Commitments Contingencies and Concentrations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended							1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Daimler AG Subsidiary [Member]	Dec. 31, 2013 Fiat [Member]	Dec. 31, 2012 Fiat [Member]	Dec. 31, 2010 Fiat [Member]	Dec. 31, 2013 Other Contractual Agreements [Member]	Dec. 31, 2013 Santander Consumer USA Private Label Financing Agreement [Member]	May 31, 2013 Santander Consumer USA Private Label Financing Agreement [Member]	Dec. 31, 2013 Ally Auto Finance Operating Agreement [Member]	May 31, 2011 Ally MTA [Member]	May 31, 2011 Ally MTA [Member] U.S. Treasury first lien credit agreement [Member]	Dec. 31, 2013 Other Wholesale Financing Arrangements [Member]
Loss Contingencies [Line Items]
Net charges for financing support to suppliers	$ 34	$ 19	$ 41
Restricted cash	333			86				247
Insurance Recoveries	0	76	0
Percentage of worldwide workforce	64.00%
Salaried employees under collective bargaining agreements Percent	20.00%
Term of SCUSA Agreement	10 years
Deferred Revenue									140	150
Proceeds from USDART			96									96
Decrease in outstanding amount of U.S. Treasury first lien credit facilities													4
Maximum Potential Amount of future payments under guarantee agreements											230			361
Fair value of guarantee agreements											0.1			0.1
Purchases under arrangements	222	437	674		372	383	305
Purchases under arrangements with no fixed future payments	412	441	346
Minimum sublease rental income, receivable in future	60
Rental expense under operating leases	187	174	175
Minimum sublease rental income	$ 21	$ 20	$ 24